Basic and diluted loss per share - Additional Information (Details) - USD ($)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023		Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net loss income attributable to common stockholders, basic	$ (9,663,000)		$ (23,578,000)		$ (20,666,000)		$ (47,909,000)		$ (75,843,000)		$ (73,325,000)
Net (loss) income attributable to common stockholders, diluted	$ (9,663,000)		$ (23,578,000)		$ (20,666,000)		$ (47,909,000)		$ (75,843,000)		$ (77,408,000)
Weighted average shares outstanding — basic (in shares)	7,864,000	[1]	5,700,000	[1]	6,986,000	[1]	5,667,000	[1]	5,787,000	[2]	5,508,000	[2]
Weighted average shares outstanding — diluted (in shares)	7,864,000	[1]	5,700,000	[1]	6,986,000	[1]	5,667,000	[1]	5,787,000	[2]	5,812,000	[2]
ElectraMeccanica Vehicles Corp
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net loss income attributable to common stockholders, basic									$ 57,582,200		$ 123,698,513
Net (loss) income attributable to common stockholders, diluted									$ 57,582,200		$ 123,698,513
Weighted average shares outstanding — basic (in shares)									119,288,852		118,739,410
Weighted average shares outstanding — diluted (in shares)									119,288,852		118,739,410
Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential shares that were excluded from the computation of diluted net loss per share (in shares)	2,000		25,000		2,000		25,000
Options | ElectraMeccanica Vehicles Corp
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential shares that were excluded from the computation of diluted net loss per share (in shares)									12,445,156		14,721,998
Common stock public and private warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential shares that were excluded from the computation of diluted net loss per share (in shares)	628,000		628,000		628,000		628,000		18,833,000		18,833,000
Common stock public and private warrants | ElectraMeccanica Vehicles Corp
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential shares that were excluded from the computation of diluted net loss per share (in shares)									874,788		6,026,479
DSUs | ElectraMeccanica Vehicles Corp
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential shares that were excluded from the computation of diluted net loss per share (in shares)									747,449		127,460
Restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential shares that were excluded from the computation of diluted net loss per share (in shares)	402,000		722,000		402,000		722,000		603,000		343,000
Restricted stock units | ElectraMeccanica Vehicles Corp
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential shares that were excluded from the computation of diluted net loss per share (in shares)									2,175,000		1,875,000

[1]	Shares for the three and six months ended June 30, 2023 have been retrospectively adjusted for the 1-for-30 reverse stock split that occurred on December 6, 2023.
[2]	Shares have been retrospectively adjusted for the 1-for-30 reverse stock split that occurred on December 6, 2023.